Income tax	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
Income tax
8. Income Tax
The income tax includes recurring beneficial impacts such as the dividend received deduction and tax credits in the United States.
Non-taxable
income for the half year period ended, June 30, 2024, mainly relates to the regular dividend received deduction in the United States. Tax credits mainly include tax benefits in the United States from investments that provide affordable housing to individuals and families that meet median household income requirement.